FINANCIAL INSTRUMENTS (Details) - CAD CAD in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Trade receivables, gross
Current	CAD 149.4	CAD 88.6
Trade receivables, gross	170.9	102.1
Allowance for doubtful accounts	(4.5)	(2.3)
Trade receivables, net	166.4	99.8
Other receivables, including sales tax recoverables	18.7	11.1
Accounts receivable (note 9)	185.1	110.9	CAD 116.5
Financing Receivables, 1 to 30 Days Past Due [Member]
Trade receivables, gross
Past due	14.0	2.9
Financing Receivables, 31 to 90 Days Past Due [Member] [Member]
Trade receivables, gross
Past due	3.5	1.1
Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Trade receivables, gross
Past due	CAD 4.0	CAD 9.5